ACCUMULATED OTHER COMPREHENSIVE INCOME (Tables)	12 Months Ended
Dec. 31, 2020
ACCUMULATED OTHER COMPREHENSIVE INCOME [Abstract]
Components of Accumulated Other Comprehensive Income
The changes in accumulated other comprehensive income by component, net of tax of nil, are as follows:

	Unrealized fair value gain (loss) on available- for-sale investments	Foreign currency translation	Total
	-$	-$	-$

Balance as of January 1, 2018	–	10,701	10,701
Current year other comprehensive income (loss)	18,269	(13,771)	4,498
Balance as of December 31, 2018	18,269	(3,070)	15,199
Current year other comprehensive (loss) income	(12,869)	3,119	(9,750)
Balance as of December 31, 2019	5,400	49	5,449
Current year other comprehensive (loss) income	(4,419)	3,651	(768)
Balance as of December 31, 2020	981	3,700	4,681